Quarterly Holdings Report

for

Fidelity® Low Duration Bond Factor ETF

May 31, 2019

LDE-QTLY-0719

1.9887646.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.2%

	Principal Amount	Value
COMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
3 month U.S. LIBOR + 0.650% 3.247% 1/15/20 (a)(b)	$30,000	$30,091
3 month U.S. LIBOR + 0.750% 3.27% 6/1/21 (a)(b)	202,000	203,238
3 month U.S. LIBOR + 0.950% 3.547% 7/15/21 (a)(b)	543,000	548,229
Verizon Communications, Inc.:
3 month U.S. LIBOR + 0.550% 3.073% 5/22/20 (a)(b)	348,000	349,392
3 month U.S. LIBOR + 1.000% 3.615% 3/16/22 (a)(b)	133,000	135,270

		1,266,220

Wireless Telecommunication Services – 0.3%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 3.591% 1/16/24 (a)(b)	236,000	235,612

TOTAL COMMUNICATION SERVICES		1,501,832

CONSUMER DISCRETIONARY – 9.3%
Automobiles – 5.7%
BMW US Capital LLC 3 month U.S. LIBOR + 0.500% 3.035% 8/13/21 (a)(b)(c)	332,000	332,927
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.550% 3.115% 5/4/21 (a)(b)(c)	376,000	375,965
3 month U.S. LIBOR + 0.840% 3.405% 5/4/23 (a)(b)(c)	300,000	301,185
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.830% 3.365% 8/12/19 (a)(b)	800,000	800,249
3 month U.S. LIBOR + 0.790% 3.387% 6/12/20 (a)(b)	200,000	199,588
3 month U.S. LIBOR + 0.930% 3.495% 11/4/19 (a)(b)	200,000	200,250
3 month U.S. LIBOR + 0.930% 3.532% 9/24/20 (a)(b)	999,000	998,875
3 month U.S. LIBOR + 1.000% 3.592% 1/9/20 (a)(b)	200,000	200,265
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.890% 3.487% 1/13/22 (a)(b)(c)	50,000	49,870
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 3.475% 11/12/21 (a)(b)(c)	400,000	402,300

		3,861,474

	Principal Amount	Value
Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp. 3 month U.S. LIBOR + 0.430% 3.012% 10/28/21 (a)(b)	$122,000	$121,920

Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 3.453% 1/30/23 (a)(b)	50,000	50,042

Media – 1.8%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.922% 10/1/20 (a)(b)	341,000	341,651
3 month U.S. LIBOR + 0.440% 3.032% 10/1/21 (a)(b)	192,000	192,751
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.992% 4/1/21 (a)(b)(c)	500,000	501,490
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.190% 2.789% 6/5/20 (a)(b)	146,000	146,167
3 month U.S. LIBOR + 0.390% 2.893% 3/4/22 (a)(b)	44,000	44,106

		1,226,165

Multiline Retail – 1.4%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.288% 4/17/20 (a)(b)	948,000	948,097

Specialty Retail – 0.1%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.83% 3/1/22 (a)(b)	116,000	116,189

TOTAL CONSUMER DISCRETIONARY		6,323,887

CONSUMER STAPLES – 3.7%
Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 3.344% 1/12/24 (a)(b)	75,000	74,880
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.218% 11/15/21 (a)(b)	72,000	72,012

		146,892

Food & Staples Retailing – 1.5%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 3.108% 12/13/19 (a)(b)(c)	53,000	52,997
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 3.241% 3/15/21 (a)(b)	110,000	109,753
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 3.231% 3/9/20 (a)(b)	202,000	202,522

2

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – continued
3 month U.S. LIBOR + 0.720% 3.321% 3/9/21 (a)(b)	$119,000	$119,481
Walmart, Inc.:
3 month U.S. LIBOR + 0.400% 2.642% 6/23/20 (a)(b)	425,000	425,127
3 month U.S. LIBOR + 0.230% 2.832% 6/23/21 (a)(b)	120,000	120,358

		1,030,238

Food Products – 1.8%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.342% 10/22/20 (a)(b)	198,000	198,063
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (a)(b)	172,000	171,997
3 month U.S. LIBOR + 1.010% 3.598% 10/17/23 (a)(b)	132,000	132,734
Kraft Heinz Foods Co.:
3 month U.S. LIBOR + 0.420% 2.982% 8/9/19 (a)(b)	590,000	590,191
3 month U.S. LIBOR + 0.820% 3.365% 8/10/22 (a)(b)	94,000	93,675

		1,186,660

Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 3.398% 8/15/22 (a)(b)	158,000	158,024

TOTAL CONSUMER STAPLES		2,521,814

ENERGY – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 3.275% 9/19/22 (a)(b)	39,000	39,064
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 3.00% 3/3/22 (a)(b)	64,000	64,312
3 month U.S. LIBOR + 0.530% 3.05% 3/3/22 (a)(b)	44,000	44,285
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 3.418% 5/15/22 (a)(b)	216,000	218,514
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 3.311% 6/15/20 (a)(b)	234,000	234,760
EQT Corp. 3 month U.S. LIBOR + 0.770% 3.362% 10/1/20 (a)(b)	112,000	111,862

	Principal Amount	Value
Exxon Mobil Corp. 3 month U.S. LIBOR +0.370% 2.978% 3/6/22 (a)(b)	$52,000	$52,309
Shell International Finance BV:
3 month U.S. LIBOR + 0.400% 2.935% 11/13/23 (a)(b)	138,000	138,179
3 month U.S. LIBOR + 0.450% 2.985% 5/11/20 (a)(b)	273,000	273,614
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 3.299% 6/5/20 (a)(b)	680,000	682,438

TOTAL ENERGY		1,859,337

FINANCIALS – 61.4%
Banks – 34.1%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 3.091% 8/27/21 (a)(b)(c)	200,000	200,676
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 3.563% 6/14/23 (a)(b)(c)	200,000	201,002
Australia & New Zealand Banking Group Ltd.:
3 month U.S. LIBOR + 0.500% 3.02% 8/19/20 (a)(b)(c)	250,000	250,959
3 month U.S. LIBOR + 0.660% 3.262% 9/23/19 (a)(b)(c)	250,000	250,504
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 4.141% 4/11/22 (a)(b)	400,000	406,749
Bank of Montreal:
3 month U.S. LIBOR + 0.340% 2.937% 7/13/20 (a)(b)	1,038,000	1,040,437
3 month U.S. LIBOR + 0.440% 3.051% 6/15/20 (a)(b)	295,000	296,085
3 month U.S. LIBOR + 0.460% 3.057% 4/13/21 (a)(b)	61,000	61,245
3 month U.S. LIBOR + 0.630% 3.231% 9/11/22 (a)(b)	102,000	102,298
Banque Federative du Credit Mutuel S.A. 3 month U.S. LIBOR + 0.490% 3.082% 7/20/20 (a)(b)(c)	660,000	661,906
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 3.041% 1/11/21 (a)(b)	200,000	199,075
3 month U.S. LIBOR + 0.650% 3.215% 8/7/20 (a)(b)	520,000	520,346
Barclays PLC 3 month U.S. LIBOR + 2.110% 4.655% 8/10/21 (a)(b)	400,000	409,473
BB&T Corp.:
3 month U.S. LIBOR + 0.220% 2.799% 2/1/21 (a)(b)	106,000	105,834

3

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.570% 3.181% 6/15/20 (a)(b)	$125,000	$125,467
BPCE S.A. 3 month U.S. LIBOR + 1.220% 3.743% 5/22/22 (a)(b)(c)	250,000	251,937
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 2.908% 10/5/20 (a)(b)	171,000	171,448
3 month U.S. LIBOR + 0.660% 3.268% 9/13/23 (a)(b)	64,000	64,030
3 month U.S. LIBOR + 0.720% 3.335% 6/16/22 (a)(b)	116,000	116,848
Citibank N.A. 3 month U.S. LIBOR + 0.500% 3.097% 6/12/20 (a)(b)	250,000	250,896
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 3.015% 9/18/20 (a)(b)(c)	415,000	416,257
3 month U.S. LIBOR + 0.450% 3.051% 3/10/20 (a)(b)(c)	158,000	158,494
3 month U.S. LIBOR + 0.680% 3.295% 9/18/22 (a)(b)(c)	151,000	151,538
3 month U.S. LIBOR + 0.700% 3.315% 3/16/23 (a)(b)(c)	80,000	80,074
Cooperatieve Rabobank UA:
3 month U.S. LIBOR + 0.480% 3.064% 1/10/23 (a)(b)	250,000	248,831
3 month U.S. LIBOR + 0.510% 3.072% 8/9/19 (a)(b)	500,000	500,474
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.891% 4/16/21 (a)(b)	250,000	258,065
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 3.657% 9/12/23 (a)(b)(c)	200,000	192,646
Fifth Third Bank/Cincinnati OH 3 month U.S. LIBOR + 0.250% 2.833% 10/30/20 (a)(b)	400,000	399,995
ING Bank N.V. 3 month U.S. LIBOR + 0.690% 3.282% 10/1/19 (a)(b)(c)	200,000	200,455
ING Groep N.V. 3 month U.S. LIBOR + 1.150% 3.751% 3/29/22 (a)(b)	200,000	202,585
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 3.225% 6/18/22 (a)(b)	202,000	202,164
3 month U.S. LIBOR + 0.900% 3.48% 4/25/23 (a)(b)	358,000	359,450

	Principal Amount	Value
3 month U.S. LIBOR + 1.000% 3.597% 1/15/23 (a)(b)	$178,000	$179,443
3 month U.S. LIBOR + 1.205% 3.787% 10/29/20 (a)(b)	409,000	413,294
3 month U.S. LIBOR + 1.230% 3.811% 10/24/23 (a)(b)	272,000	276,523
JPMorgan Chase Bank N.A.:
3 month U.S. LIBOR + 0.290% 2.869% 2/1/21 (a)(b)	340,000	340,163
3 month U.S. LIBOR + 0.340% 2.926% 4/26/21 (a)(b)	250,000	250,126
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 3.413% 6/21/21 (a)(b)	200,000	200,274
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.26% 3/2/23 (a)(b)	62,000	61,871
3 month U.S. LIBOR + 0.790% 3.37% 7/25/22 (a)(b)	807,000	810,220
3 month U.S. LIBOR + 0.920% 3.443% 2/22/22 (a)(b)	90,000	90,690
3 month U.S. LIBOR + 0.860% 3.446% 7/26/23 (a)(b)	54,000	54,159
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 3.461% 2/28/22 (a)(b)	200,000	201,578
3 month U.S. LIBOR + 0.880% 3.481% 9/11/22 (a)(b)	200,000	201,447
3 month U.S. LIBOR + 1.140.% 3.748% 9/13/21 (a)(b)	200,000	202,542
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 3.033% 5/22/20 (a)(b)(c)	2,000,000	2,008,073
Royal Bank of Canada:
3 month U.S. LIBOR + 0.240% 2.765% 8/29/19 (a)(b)	80,000	80,042
3 month U.S. LIBOR + 0.390% 2.973% 4/30/21 (a)(b)	203,000	203,526
3 month U.S. LIBOR + 0.520% 3.128% 3/6/20 (a)(b)	25,000	25,087
3 month U.S. LIBOR + 0.660% 3.258% 10/5/23 (a)(b)	292,000	291,439
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.470% 3.988% 5/15/23 (a)(b)	200,000	198,380
Santander UK PLC 3 month U.S. LIBOR +0.300% 2.876% 11/3/20 (a)(b)	200,000	200,022
Standard Chartered PLC 3 month U.S. LIBOR + 1.130% 3.65% 8/19/19 (a)(b)(c)	400,000	400,775

4

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.938% 1/17/20 (a)(b)	$250,000	$250,472
3 month U.S. LIBOR + 0.370% 2.971% 10/16/20 (a)(b)	250,000	250,202
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.086% 10/26/21 (a)(b)	50,000	50,053
3 month U.S. LIBOR + 0.530% 3.113% 1/31/20 (a)(b)	106,000	106,240
3 month U.S. LIBOR + 0.590% 3.166% 8/2/22 (a)(b)	43,000	43,014
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.490% 3.098% 9/6/19 (a)(b)	250,000	250,270
Synchrony Bank 3 month U.S. LIBOR + 0.625% 3.226% 3/30/20 (a)(b)	1,000,000	1,001,624
The Huntington National Bank 3 month U.S. LIBOR + 0.510% 3.111% 3/10/20 (a)(b)	250,000	250,700
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.875% 9/17/20 (a)(b)	182,000	182,603
3 month U.S. LIBOR + 0.440% 3.04% 7/2/19 (a)(b)	224,000	224,091
3 month U.S. LIBOR + 0.640% 3.232% 7/19/23 (a)(b)	138,000	138,617
3 month U.S. LIBOR + 1.000% 3.589% 4/7/21 (a)(b)	452,000	458,473
US Bank N.A. 3 month U.S. LIBOR + 0.250% 2.831% 7/24/20 (a)(b)	1,000,000	1,001,838
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.680% 3.263% 1/30/20 (a)(b)	225,000	225,360
3 month U.S. LIBOR + 0.930% 3.465% 2/11/22 (a)(b)	72,000	72,420
3 month U.S. LIBOR + 0.880% 3.472% 7/22/20 (a)(b)	853,000	857,154
3 month U.S. LIBOR + 1.025% 3.611% 7/26/21 (a)(b)	26,000	26,308
3 month U.S. LIBOR + 1.110% 3.691% 1/24/23 (a)(b)	60,000	60,664
3 month U.S. LIBOR + 1.230% 3.813% 10/31/23 (a)(b)	582,000	591,764
3 month U.S. LIBOR + 1.340% 3.843% 3/4/21 (a)(b)	101,000	102,602
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.310% 2.907% 1/15/21 (a)(b)	250,000	250,053

	Principal Amount	Value
3 month U.S. LIBOR + 0.500% 3.092% 7/23/21 (a)(b)	$250,000	$250,315
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 3.038% 3/6/20 (a)(b)	188,000	188,383
3 month U.S. LIBOR + 0.720% 3.238% 5/15/23 (a)(b)	227,000	227,447
3 month U.S. LIBOR + 0.710% 3.307% 6/28/22 (a)(b)	288,000	289,677
3 month U.S. LIBOR + 0.850% 3.37% 8/19/21 (a)(b)	97,000	97,986

		23,196,247

Capital Markets – 1.3%
State Street Corp. 3 month U.S. LIBOR +0.900% 3.42% 8/18/20 (a)(b)	66,000	66,590
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.009% 11/1/21 (a)(b)	406,000	406,917
The Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 0.480% 3.081% 9/11/19 (a)(b)	129,000	129,170
3 month U.S. LIBOR + 0.870% 3.395% 8/17/20 (a)(b)	85,000	85,722
3 month U.S. LIBOR + 1.050% 3.633% 10/30/23 (a)(b)	81,000	82,343
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.842% 5/21/21 (a)(b)	115,000	115,024

		885,766

Consumer Finance – 5.7%
American Express Co.:
3 month U.S. LIBOR + 0.330% 2.913% 10/30/20 (a)(b)	187,000	187,005
3 month U.S. LIBOR + 0.600% 3.165% 11/5/21 (a)(b)	149,000	149,689
3 month U.S. LIBOR + 0.650% 3.171% 2/27/23 (a)(b)	26,000	25,951
3 month U.S. LIBOR + 0.750% 3.326% 8/3/23 (a)(b)	102,000	102,410
American Express Credit Corp.:
3 month U.S. LIBOR + 0.430% 2.95% 3/3/20 (a)(b)	130,000	130,253
3 month U.S. LIBOR + 0.700% 3.22% 3/3/22 (a)(b)	48,000	48,250
3 month U.S. LIBOR + 0.730% 3.251% 5/26/20 (a)(b)	30,000	30,160
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.340% 2.868% 2/14/20 (a)(b)	225,000	225,435
3 month U.S. LIBOR + 0.470% 2.995% 11/16/22 (a)(b)	330,000	329,459

5

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.295% 5/12/20 (a)(b)	$429,000	$430,710
3 month U.S. LIBOR + 0.720% 3.303% 1/30/23 (a)(b)	220,000	219,254
3 month U.S. LIBOR + 0.950% 3.551% 3/9/22 (a)(b)	206,000	207,554
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 2.698% 5/15/20 (a)(b)	168,000	168,108
3 month U.S. LIBOR + 0.250% 2.771% 8/26/20 (a)(b)	130,000	130,065
3 month U.S. LIBOR + 0.290% 2.793% 9/4/20 (a)(b)	163,000	163,257
3 month U.S. LIBOR + 0.230% 2.841% 3/15/21 (a)(b)	157,000	156,812
3 month U.S. LIBOR + 0.280% 2.887% 9/7/21 (a)(b)	84,000	83,970
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.684% 1/10/20 (a)(b)	486,000	486,100
3 month U.S. LIBOR + 0.280% 2.877% 4/13/21 (a)(b)	186,000	186,154
3 month U.S. LIBOR + 0.400% 2.925% 5/17/22 (a)(b)	258,000	258,246
3 month U.S. LIBOR + 0.440% 3.041% 10/18/19 (a)(b)	99,000	99,164
3 month U.S. LIBOR + 0.480% 3.075% 9/8/22 (a)(b)	52,000	52,070

		3,870,076

Diversified Financial Services – 18.6%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.972% 1/23/22 (a)(b)	128,000	127,027
3 month U.S. LIBOR + 0.650% 3.242% 10/1/21 (a)(b)	170,000	170,499
3 month U.S. LIBOR + 0.650% 3.252% 6/25/22 (a)(b)	392,000	392,926
3 month U.S. LIBOR + 1.000% 3.581% 4/24/23 (a)(b)	417,000	420,072
3 month U.S. LIBOR + 1.160% 3.752% 1/20/23 (a)(b)	176,000	178,035
3 month U.S. LIBOR + 1.180% 3.772% 10/21/22 (a)(b)	67,000	67,889
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.374% 1/10/20 (a)(b)	51,000	51,177
3 month U.S. LIBOR + 0.950% 3.531% 7/24/23 (a)(b)	235,000	235,670

	Principal Amount	Value
3 month U.S. LIBOR + 0.930% 3.537% 6/7/19 (a)(b)	$60,000	$60,005
3 month U.S. LIBOR + 0.960% 3.54% 4/25/22 (a)(b)	525,000	529,287
3 month U.S. LIBOR + 1.190% 3.766% 8/2/21 (a)(b)	38,000	38,542
3 month U.S. LIBOR + 1.430% 3.95% 9/1/23 (a)(b)	490,000	498,394
Credit Agricole S.A.:
3 month U.S. LIBOR + 0.970% 3.571% 6/10/20 (a)(b)(c)	250,000	251,805
3 month U.S. LIBOR + 1.430% 4.014% 1/10/22 (a)(b)(c)	250,000	253,283
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 3.407% 1/22/21 (a)(b)	284,000	280,106
3 month U.S. LIBOR + 0.970% 3.567% 7/13/20 (a)(b)	489,000	484,795
3 month U.S. LIBOR + 1.230% 3.751% 2/27/23 (a)(b)	100,000	96,761
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.442% 4/9/21 (a)(b)	140,000	139,966
3 month U.S. LIBOR + 0.990% 3.588% 1/5/23 (a)(b)	361,000	355,634
3 month U.S. LIBOR + 1.550% 4.147% 1/14/22 (a)(b)	150,000	151,409
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.12% 5/18/21 (a)(b)	200,000	200,102
3 month U.S. LIBOR + 0.650% 3.247% 9/11/21 (a)(b)	926,000	927,391
3 month U.S. LIBOR + 2.240% 4.835% 3/8/21 (a)(b)	237,000	243,913
Morgan Stanley:
3 month U.S. LIBOR + 1.180% 3.772% 1/20/22 (a)(b)	520,000	525,340
3 month U.S. LIBOR + 1.400% 3.981% 10/24/23 (a)(b)	406,000	412,918
3 month U.S. LIBOR + 1.400% 3.992% 4/21/21 (a)(b)	789,000	803,389
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.341% 10/18/22 (a)(b)	132,000	132,319
3 month U.S. LIBOR + 0.780% 3.384% 7/12/22 (a)(b)	18,000	18,072
3 month U.S. LIBOR + 0.800% 3.401% 10/16/23 (a)(b)	88,000	88,071
3 month U.S. LIBOR + 1.140% 3.732% 10/19/21 (a)(b)	311,000	315,562
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.879% 1/8/21 (a)(b)	552,000	552,602

6

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 0.620% 3.245% 9/19/22 (a)(b)	$184,000	$184,773
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.274% 2/23/23 (a)(b)	231,000	229,522
3 month U.S. LIBOR + 0.730% 3.339% 12/27/20 (a)(b)	208,000	208,430
3 month U.S. LIBOR + 0.780% 3.363% 10/31/22 (a)(b)	570,000	569,290
3 month U.S. LIBOR + 1.020% 3.612% 10/23/19 (a)(b)	422,000	423,182
3 month U.S. LIBOR + 1.050% 3.649% 6/5/23 (a)(b)	304,000	304,484
3 month U.S. LIBOR + 1.110% 3.696% 4/26/22 (a)(b)	472,000	475,694
3 month U.S. LIBOR + 1.600% 4.125% 11/29/23 (a)(b)	176,000	179,907
UBS AG:
3 month U.S. LIBOR + 0.480% 3.00% 12/1/20 (a)(b)(c)	264,000	264,534
3 month U.S. LIBOR + 0.580% 3.175% 6/8/20 (a)(b)(c)	600,000	602,112
UBS Group Funding Switzerland AG 3 month U.S. LIBOR + 1.530% 4.109% 2/1/22 (a)(b)(c)	200,000	204,508

		12,649,397

Insurance – 1.7%
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.320% 2.904% 1/10/20 (a)(b)	26,000	26,044
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.480% 3.081% 6/11/21 (a)(b)(c)	148,000	148,451
3 month U.S. LIBOR + 0.730% 3.339% 6/27/22 (a)(b)(c)	238,000	239,793
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 2.997% 6/12/20 (a)(b)(c)	150,000	150,380
New York Life Global Funding:
3 month U.S. LIBOR + 0.270% 2.862% 4/9/20 (a)(b)(c)	378,000	378,681
3 month U.S. LIBOR + 0.320% 2.885% 8/6/21 (a)(b)(c)	78,000	78,131
3 month U.S. LIBOR + 0.520% 3.121% 6/10/22 (a)(b)(c)	150,000	150,668

		1,172,148

TOTAL FINANCIALS		41,773,634

	Principal Amount	Value
HEALTH CARE – 2.4%
Health Care Equipment & Supplies – 0.7%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 3.638% 6/6/22 (a)(b)	$210,000	$211,343
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 3.381% 6/15/22 (a)(b)	96,000	95,381
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 3.274% 11/30/20 (a)(b)	102,000	102,003
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 3.411% 3/15/20 (a)(b)	84,000	84,432

		493,159

Health Care Providers & Services – 0.5%
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 3.265% 9/17/21 (a)(b)(c)	148,000	148,040
3 month U.S. LIBOR + 0.890% 3.487% 7/15/23 (a)(b)(c)	36,000	35,862
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 2.667% 10/15/20 (a)(b)	188,000	187,669

		371,571

Pharmaceuticals – 1.2%
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 3.852% 3/12/20 (a)(b)	111,000	111,729
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 3.19% 8/17/23 (a)(b)	84,000	83,627
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 3.621% 12/15/23 (a)(b)(c)	372,000	365,014
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 2.878% 5/14/21 (a)(b)	93,000	93,270
Merck & Co., Inc. 3 month U.S. LIBOR + 0.375% 2.92% 2/10/20 (a)(b)	80,000	80,219
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.96% 8/20/21 (a)(b)	50,000	49,617

		783,476

TOTAL HEALTH CARE		1,648,206

INDUSTRIALS – 1.9%
Aerospace & Defense – 0.6%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.825% 5/11/20 (a)(b)	210,000	210,410

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Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
3 month U.S. LIBOR + 0.380% 2.915% 5/11/21 (a)(b)	$67,000	$67,272
United Technologies Corp.:
3 month U.S. LIBOR + 0.350% 2.929% 11/1/19 (a)(b)	43,000	43,042
3 month U.S. LIBOR + 0.650% 3.175% 8/16/21 (a)(b)	74,000	74,046

		394,770

Air Freight & Logistics – 0.2%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 2.905% 5/16/22 (a)(b)	58,000	58,134
3 month U.S. LIBOR + 0.450% 3.042% 4/1/23 (a)(b)	88,000	88,204

		146,338

Electrical Equipment – 0.1%
Tyco Electronics Group S.A. 3 month U.S. LIBOR + 0.450% 3.049% 6/5/20 (a)(b)	26,000	26,041

Industrial Conglomerates – 0.4%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 3.597% 4/15/23 (a)(b)	221,000	216,826
3 month U.S. LIBOR + 1.000% 3.611% 3/15/23 (a)(b)	82,000	80,674

		297,500

Machinery – 0.6%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.290% 2.897% 6/22/20 (a)(b)	139,000	139,275
3 month U.S. LIBOR + 0.480% 3.075% 9/8/22 (a)(b)	75,000	75,075
3 month U.S. LIBOR + 0.550% 3.157% 6/7/23 (a)(b)	216,000	216,150

		430,500

Trading Companies & Distributors – 0.0%
GATX Corp. 3 month U.S. LIBOR + 0.720% 3.285% 11/5/21 (a)(b)	23,000	22,888

TOTAL INDUSTRIALS		1,318,037

INFORMATION TECHNOLOGY – 2.7%
IT Services – 0.9%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 2.725% 2/5/21 (a)(b)	100,000	99,798
3 month U.S. LIBOR + 0.260% 2.852% 1/20/21 (a)(b)	200,000	200,006

	Principal Amount	Value
International Business Machines Corp. 3 month U.S. LIBOR + 0.230% 2.812% 1/27/20 (a)(b)	$300,000	$300,316

		600,120

Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.:
3 month U.S. LIBOR + 0.080% 2.615% 5/11/20 (a)(b)	150,000	150,030
3 month U.S. LIBOR + 0.350% 2.885% 5/11/22 (a)(b)	90,000	90,244
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 3.313% 1/30/23 (a)(b)	74,000	74,296

		314,570

Software – 0.0%
Oracle Corp. 3 month U.S. LIBOR + 0.510% 3.099% 10/8/19 (a)(b)	42,000	42,047

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 2.885% 5/11/22 (a)(b)	90,000	90,444
3 month U.S. LIBOR + 0.500% 3.062% 2/9/22 (a)(b)	395,000	398,784
3 month U.S. LIBOR + 1.130% 3.654% 2/23/21 (a)(b)	274,000	278,837
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 3.318% 10/5/21 (a)(b)	118,000	118,031

		886,096

TOTAL INFORMATION TECHNOLOGY		1,842,833

MATERIALS – 0.1%
Chemicals – 0.1%
DowDuPont, Inc. 3 month U.S. LIBOR + 1.110% 3.628% 11/15/23 (a)(b)	38,000	38,253

UTILITIES – 1.8%
Electric Utilities – 0.2%
Duke Energy Corp. 3 month U.S. LIBOR + 0.500% 3.028% 5/14/21 (a)(b)(c)	102,000	102,120
The Southern Co. 3 month U.S. LIBOR + 0.700% 3.292% 9/30/20 (a)(b)(c)	25,000	25,011

		127,131

Gas Utilities – 0.0%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 3.211% 6/15/21 (a)(b)	25,000	25,112

8

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 3.183% 12/20/20 (a)(b)(c)	$209,000	$209,014

Multi-Utilities – 1.3%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 2.92% 12/1/20 (a)(b)(c)	50,000	49,890
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 2.775% 9/8/20 (a)(b)	72,000	72,015
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.921% 8/21/20 (a)(b)	120,000	120,011
3 month U.S. LIBOR + 0.480% 3.045% 5/4/21 (a)(b)	169,000	168,661
Sempra Energy:
3 month U.S. LIBOR + 0.450% 3.061% 3/15/21 (a)(b)	196,000	194,497
3 month U.S. LIBOR + 0.500% 3.097% 1/15/21 (a)(b)	250,000	249,210

		854,284

TOTAL UTILITIES		1,215,541

TOTAL NONCONVERTIBLE BONDS (Cost $59,891,050)		60,043,374

U.S. Treasury Obligations – 10.7%

U.S. Treasury Bonds:
5.25%, 2/15/29	412,000	524,029
6.125%, 11/15/27	71,000	93,032
6.75%, 8/15/26	36,000	47,289
U.S. Treasury Notes:
1.50%, 8/15/26	713,000	687,209

	Principal Amount	Value
2.00%, 11/15/26	$452,000	$450,517
2.25% 2/15/27 to 11/15/27	1,416,000	1,434,377
2.375%, 5/15/27	671,000	686,124
2.625%, 2/15/29	594,000	619,268
2.75%, 2/15/28	107,000	112,459
2.875% 5/15/28 to 8/15/28	1,979,000	2,101,851
3.125%, 11/15/28	453,000	491,381

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,918,731)		7,247,536

Money Market Funds – 0.9%

	Shares

Fidelity Cash Central Fund, 2.41% (d) (Cost $625,597)	625,472	625,597

TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $67,435,378)		67,916,507

NET OTHER ASSETS (LIABILITIES) – 0.2%		153,670

NET ASSETS – 100.0%		$68,070,177

Legend

(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,099,327 or 16.3% of net assets.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$11,221

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments

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into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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